UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coast Asset Management
Address: 2450 Colorado Ave
         Suite 100 East Tower
         Santa Monica, CA  90404

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Petit
Title:     Executive Vice President
Phone:     (310) 576-3530

Signature, Place, and Date of Signing:

     /s/ Christopher D. Petit     Santa Monica, CA     February 11, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $27,335 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      428    10000 SH       SOLE                    10000        0        0
ALLIED WASTE INDUSTRIES INC    COM              019589308      742    80000 SH       SOLE                    80000        0        0
AMERICAN INTERNATIONAL GROUP   COM              026874107     2430    37000 SH       SOLE                    37000        0        0
FALCON FINANCIAL INVESTMENT    COM              306032103     2451   350100 SH       SOLE                   350100        0        0
GYMBOREE CORP                  COM              403777105      385    30000 SH       SOLE                    30000        0        0
GYRODYNE CO OF AMERICA INC     COM              403820103      227     5710 SH       SOLE                     5710        0        0
INTERPUBLIC GROUP OF COS INC   COM              460690100     1474   110000 SH       SOLE                   110000        0        0
KMART HOLDING CORP             COM              498780105     1880    19000 SH       SOLE                    19000        0        0
LIBERTY MEDIA CORP-A           COM              530718105     4063   370000 SH       SOLE                   370000        0        0
LIBERTY MEDIA INTL INC-A       COM              530719103     4392    95000 SH       SOLE                    95000        0        0
MERCK & CO. INC.               COM              589331107     1221    38000 SH       SOLE                    38000        0        0
ORIGEN FINANCIAL INC           COM              68619E208     2667   356550 SH       SOLE                   356550        0        0
PAYLESS SHOESOURCE INC         COM              704379106     1538   125000 SH       SOLE                   125000        0        0
PFIZER INC                     COM              717081103     2286    85000 SH       SOLE                    85000        0        0
SYMS CORP                      COM              871551107      192    15800 SH       SOLE                    15800        0        0
TENET HEALTHCARE CORP          COM              88033G100      110    10000 SH       SOLE                    10000        0        0
TIDEWATER INC                  COM              886423102      712    20000 SH       SOLE                    20000        0        0
WINN-DIXIE STORES INC          PUT              YHH+MZ          30      750 SH  PUT  SOLE                      750        0        0
WINN-DIXIE STORES INC          PUT              YHH+MA          48      300 SH  PUT  SOLE                      300        0        0
WINN-DIXIE STORES INC          PUT              OOT+MA          59      300 SH  PUT  SOLE                      300        0        0